Other Payables to TV Stations (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Payables to TV Stations (Textual)
Other payable to TV station	$ 1,143,240	$ 1,200,326
Kunming Tv Station [Member]
Other Payables to TV Stations (Textual)
Other payable to TV station	$ 77,175	$ 77,175